Income Taxes (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets, non-current
Net operating loss carrying forward	$ 2,115,514	$ 274,073
Total deferred tax assets
Valuation allowance	(2,115,514)	(274,073)
Total